Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (3,432,589)	$ 2,714,898	$ 2,221,357
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Share-based compensation	7,016,089
Depreciation and amortization	403,700	206,169	143,626
Deferred tax expenses (benefits)	100,109	(208,051)	(221,114)
Remeasurement loss of the previously held equity interest	19,682
Share of loss in equity investees, net of tax	145,329	8,684
Gain on disposal of subsidiaries	(57,588)
(Reversal of) provision for doubtful accounts	(70,893)	96,904	86,463
Loss from disposal of property and equipment	9,689	1,957
Changes in assets and liabilities:
Accounts receivable	(3,055,040)	(9,753,685)	(2,410,155)
Prepayment, deposits and other assets	(37,026)	(613,277)	(357,761)
Prepaid income tax	(442,498)	(33,225)	(168,825)
Accounts payable and other current liabilities	(842,910)	592,477	52,574
Tax payables	102,408	251,627	219,672
Deferred subsidies	(27,138)	11,945	110,153
Deferred revenue	(69,241)	102,077	48,892
Salaries and benefits payable	639,024	1,848,890	899,462
Net cash provided by (used in) operating activities	401,107	(4,772,610)	624,344
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(499,554)	(231,226)	(62,518)
Payments for business acquisitions	(487,061)	(107,654)	(349,617)
Cash acquired from acquisition	85,999		266,856
(Acquisition) disposition of long-term investments	(1,093,274)	(153,792)	44,061
Disposition of subsidiaries	(65,242)
Purchases of short-term investments	(1,803,228)
Repayments from a related party	820,982
Loans provided to a related party	(820,982)
Net cash used in investing activities	(3,862,360)	(492,672)	(101,218)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	3,641,661	5,659,536
Repayments of short-term bank loans	(3,918,427)	(3,060,456)
Capital contributions from IPO and over-allotment, net	1,472,592	11,022,111
Escrow receivable		(200,000)
Due from underwriters on the over-allotment		(1,472,592)
Cash paid for issuance cost of IPO		(283,092)
Non-controlling interest shareholder's contribution			6,438
Purchase of non-controlling interests	(582,440)
Amounts due from related parties		(12,941)
Amounts due to related parties	(146,604)	(936,338)	(102,754)
Dividend paid		(612,988)	(736,436)
Net cash provided by (used in) financing activities	466,782	10,103,240	(832,752)
Effect of exchange rate changes on cash	(147,080)	90,360	(153,002)
Net (decrease) increase in cash	(3,141,551)	4,928,318	(462,628)
Cash and cash equivalents, at beginning of year	9,742,886	4,814,568	5,277,196
Cash, cash equivalents at the end of the year	6,601,335	9,742,886	4,814,568
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	768,956	325,609	335,143
Interest paid	69,602	74,754
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Dividend payable included in amounts due to related parties			585,402
Payable for business acquisition and purchase of non-controlling interests		584,040	128,371
Payable for investment - cost method		151,539
Capital contribution from non-controlling shareholders		70
Prepaid for issuance costs of IPO in the previous year		$ 79,833